Exhibit 99.1

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Collection Period	31-May-20	30/360 Days	30	Collection Period Start	1-May-20
Distribution Date	15-Jun-20	Actual/360 Days	31	Collection Period End	31-May-20
				Prior Month Settlement Date	15-May-20
				Current Month Settlement Date	15-Jun-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,662,304,331.51	458,343,597.94	432,784,761.73	0.276982
Yield Supplement Overcollaterization		99,804,070.74	15,857,584.80	14,619,179.87
Total Adjusted Pool Balance		1,562,500,260.77	442,486,013.14	418,165,581.86
Total Adjusted Securities		1,562,500,260.77	442,486,013.14	418,165,581.86	0.267626
Class A-1 Notes	1.50000%	360,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.89000%	350,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.25363%	205,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	2.12000%	442,500,000.00	237,485,752.37	213,165,321.09	0.481730
Class A-4 Notes	2.28000%	142,500,000.00	142,500,000.00	142,500,000.00	1.000000
Certificates	0.00000%	62,500,260.77	62,500,260.77	62,500,260.77	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount

Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	24,320,431.28	419,558.16	54.9614266	0.9481540
Class A-4 Notes	0.00	270,750.00	—	1.9000000
Certificates	0.00	0.00	—	—

Total Securities	24,320,431.28	690,308.16

I. COLLECTIONS

Interest:
Interest Collections				731,965.58
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				731,965.58
Principal:
Principal Collections				25,270,625.14
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				25,270,625.14
Recoveries of Defaulted Receivables				180,106.55

Total Collections				26,182,697.27

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			46,839	442,486,013.14
Total Principal Payment				24,320,431.28

			45,772	418,165,581.86

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	26,182,697.27
Reserve Account Draw	0.00
Total Available for Distribution	26,182,697.27
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	381,953.00
Servicing Fee Paid	381,953.00
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	419,558.16
Class A-3 Notes Monthly Interest Paid	419,558.16
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	270,750.00
Class A-4 Notes Monthly Interest Paid	270,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		690,308.16
Total Note Monthly Interest Paid		690,308.16
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		25,110,436.11
4. Total Monthly Principal Paid on the Notes		24,320,431.28
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		24,320,431.28
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		790,004.83
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		790,004.83

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,250.65
Required Reserve Account Amount		3,906,250.66
Beginning Reserve Account Balance		3,906,250.66
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,250.66
Required Reserve Account Amount for Next Period		3,906,250.66

VI. POOL STATISTICS

Weighted Average Coupon		2.03%
Weighted Average Remaining Maturity		27.55

	Amount	Number
Principal on Defaulted Receivables	288,211.07	24
Principal Recoveries of Defaulted Receivables	180,106.55

Monthly Net Losses	108,104.52
Pool Balance at Beginning of Collection Period	458,343,597.94
Net Loss Ratio for Third Preceding Collection Period	0.90%
Net Loss Ratio for Second Preceding Collection Period	0.04%
Net Loss Ratio for Preceding Collection Period	0.53%
Net Loss Ratio for Current Collection Period	0.28%
Four-Month Average Net Loss Ratio	0.44%
Cumulative Net Losses for all Periods	12,279,949.60

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,256,620.27	184	0.52%
61-90 Days Delinquent	768,187.04	61	0.18%
91-120 Days Delinquent	275,581.15	23	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,300,388.46	268	0.76%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.19%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Current Collection Period	0.24%	0.18%
Four-Month Average Delinquency Ratio	0.22%	0.17%
60 Day Delinquent Receivables	1,057,716.79
Delinquency Percentage	0.24%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	12,291,578.69
Number of Extensions	881

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO